ACQUISITIONS AND DISPOSITIONS (Tables)	12 Months Ended
Dec. 31, 2019
ACQUISITIONS AND DISPOSITIONS
Schedule of preliminary purchase price allocation

	Preliminary	Adjustments	Final
Property, plant and equipment	$253.7	$(26.6)	$227.1
Intangible assets	—	27.0	27.0
Environmental provisions	—	(0.4)	(0.4)
Total purchase price	$253.7	$—	$253.7